Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020 [1]
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		£ 4,979	£ 1,272
Adjustment for non-cash items	[2]	6,900	(1,431)
Net increase in loans and advances at amortised cost	[2]	432	(12,868)
Net increase in deposits at amortised cost		19,859	51,126
Net increase in debt securities in issue		13,041	24,183
Changes in other operating assets and liabilities	[3]	(5,559)	(6,770)
Corporate income tax paid		(712)	(351)
Net cash from operating activities		38,940	55,161
Net cash from investing activities	[2]	(3,389)	(17,844)
Net cash from financing activities		(2,562)	3,133
Effect of exchange rates on cash and cash equivalents		(5,535)	7,814
Net increase/(decrease) in cash and cash equivalents		27,454	48,264
Cash and cash equivalents at beginning of the period	[3]	210,142	166,613
Cash and cash equivalents at end of period	[3]	£ 237,596	£ 214,877

[1]	H120 comparative figures have been restated to make the condensed cash flow statement more relevant following a review of the disclosure and the accounting policies applied that was undertaken in H220. Amendments, which were first applied in the Barclays PLC Annual Report 2020, have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes 2 and 3 below quantify the impact of the changes to the respective cash flow categories in H120 and provide further detail.
[2]	Movements in cash and cash equivalents relating to debt securities at amortised cost were previously shown within loans and advances at amortised cost in operating activities. These debt securities holdings are now considered to be part of the investing activity performed by the Group following a change in accounting policy and have been presented within investing activities in H121. Comparatives have been restated. The effect of this change was to reclassify £6,245m of net cash outflows from operating activities to investing activities in H120.
[3]	Cash and cash equivalents have been restated to exclude cash collateral and settlement balances, with the exception of balances that the Group holds at central banks related to payment schemes. The effect of this change decreased cash and cash equivalents by £28,301m as at 30 June 2020 and £16,774m as at 31 December 2019. As a result, net cash from operating activities decreased by £11,527m in H120, representing the net increase in the cash collateral and settlement balances line item in this period.